                                                  -----------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05710
                                    --------------------------------------------


                         ING VP Natural Resources Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


           CT Corporation System, 101 Federal Street, Boston, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    ----------------------------

Date of fiscal year end:   December 31
                        --------------------------

Date of reporting period:  January 1, 2004 to June 30, 2004
                         ----------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ING VP NATURAL RESOURCES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2004

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                                                    1
Market Perspective                                                    2
Portfolio Managers' Report                                            4
Statement of Assets and Liabilities                                   6
Statement of Operations                                               7
Statements of Changes in Net Assets                                   8
Financial Highlights                                                  9
Notes to Financial Statements                                        10
Portfolio of Investments                                             14
Trustee and Officer Information                                      15

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy


James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong. The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.

----------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING VP NATURAL RESOURCES TRUST                        PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by James A. Vail, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.)-- the Sub-Adviser.

GOAL: The ING VP Natural Resources Trust (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration.

PERFORMANCE: For the six months ended June 30, 2004, the Trust returned -1.38%, compared to the Standard & Poor's ("S&P") 500 Index(1) and the Goldman Sachs Natural Resources Index(2), which returned 3.44% and 8.15%, respectively, for the same period.

PORTFOLIO SPECIFICS: At the beginning of 2004, the Portfolio was underweight in the energy sector, specifically the larger capitalization integrated oils and oil service names, which hurt performance. Not owning large-capitalization chemical companies, Dow Chemical Company and Du Pont de Nemours and Company, and being underweight Alcoa, Inc. helped performance. The primary reason for the Trust's underperformance in the second half of the reporting period was likely being underweight energy, which was a strong performer, and overweight materials. It appears the materials sector suffered as concerns over a slowdown in the Chinese economy caused a dramatic reversal in commodity prices. Our prior holdings in United States Steel Corporation, Freeport-McMoRan Copper and Gold, Inc., and Barrick Gold Corporation were hurt by this severe downturn in metal prices. Stock selection was the primary reason for trailing the benchmark in energy.

MARKET OUTLOOK: Natural resources and materials have experienced significant volatility recently. This volatility, in our opinion, has been driven by familiar fears of a hard landing in China's economy, interest rate increases in the United States, and Middle East uncertainties. Nevertheless, the macroeconomic environment appears to be positive for natural resources. Crude oil futures have fallen, which should bode well for continued global economic expansion. Natural gas, primarily reflecting domestic demand, remains at relatively high levels and given limited new production should stay so. Other significant materials, such as copper, nickel, aluminum, and zinc, may have retreated as speculators have exited the sector but should edge higher as global demand enters a more sustainable phase.

Despite the recent volatility, investment in natural resources lagged other sectors in the late 1990s and early into the 21st century. This lack of investment, in the face of incremental demand from China, India, and Eastern Europe, may argue for higher material prices in the years ahead. As China shifts from a rural-based economy to a more urban and industrial center, this, in our opinion, sets the stage for attractive materials prices and sector corporate profits into the intermediate term. History points to similar experiences in the United States from 1900-1945 and Japan from 1945-1970 as templates for how the Chinese demand for materials and energy should unfold.

Going forward, we believe the Trust is well positioned to benefit from the unfolding fundamentals as we perceive them. Approximately 58% of the Trust's holdings are in the broad energy sector to include oil and gas producers, energy services, drillers and producers of coal and uranium. 36% is represented by materials and paper and forest products, with the remainder in cash. We continue to search for companies in all sectors that possess attractive production growth potential selling at reasonable valuations.

PORTFOLIO MANAGERS' REPORT                        ING VP NATURAL RESOURCES TRUST

                                                   AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        YEARS ENDED JUNE 30, 2004
                                                   ---------------------------------------
                                                         1 YEAR     5 YEAR     10 YEAR
                                                         ------     ------     -------
   ING VP Natural Resources Trust                         21.23%      4.01%       6.10%
   S&P 500 Index(1)                                       19.10%     (2.21)%     11.83%
   Goldman Sachs Natural Resources Index(2)               31.45%      2.77%        N/A(3)

The table above illustrates the total return of ING VP Natural Resources Trust against the S&P 500 Index and the Goldman Sachs Natural Resources Index. The Indices are unmanaged, have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Trust distributions or the redemption of Trust shares.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TRUST HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Goldman Sachs Natural Resources Index is a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber, and other sub-sectors.

(3)  The Index commenced in August 1996.

PRINCIPAL RISK FACTOR(s): Price volatility due to non-diversification and concentration in natural resource companies. Securities of such companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. The Trust's investments in foreign securities involve special risks including currency fluctuations, lower liquidity, political and economic uncertainties, and differences in accounting standards. The investment of a large percentage of the Trust's assets in the securities of a small number of issuers may cause the Trust's share price to fluctuate more than that of a diversified investment company. The Trust should be considered as a vehicle for diversification and not as a balanced investment program. The value of debt securities may fall when interest rates rise.

   STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

ASSETS:
Investments in securities at value*                                                       $   24,630,226
Cash                                                                                              30,421
Foreign currencies at value**                                                                    370,090
Receivables:
     Investment securities sold                                                                  530,124
     Fund shares sold                                                                                 62
     Dividends and interest                                                                        7,222
Prepaid expenses                                                                                     413
                                                                                          --------------
         Total assets                                                                         25,568,558
                                                                                          --------------
LIABILITIES:
Payable for investment securities purchased                                                      266,183
Payable to affiliates                                                                             21,811
Payable for trustee fees                                                                          49,567
Other accrued expenses and liabilities                                                            55,841
                                                                                          --------------
         Total liabilities                                                                       393,402
                                                                                          --------------
NET ASSETS (EQUIVALENT TO $15.45 PER SHARE ON 1,629,709 SHARES OUTSTANDING)               $   25,175,156
                                                                                          ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at no par value
  (unlimited shares authorized)                                                           $   21,018,928
Accumulated net investment loss                                                                 (104,328)
Accumulated net realized gain on investments and foreign currencies                              804,420
Net unrealized appreciation on investments and foreign currencies                              3,456,136
                                                                                          --------------
NET ASSETS                                                                                $   25,175,156
                                                                                          ==============

 *Cost of investments in securities                                                       $   21,176,134
**Cost of foreign currencies                                                              $      369,309

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                                                 $       77,117
Interest                                                                                           4,323
                                                                                          --------------
     Total investment income                                                                      81,440
                                                                                          --------------
EXPENSES:
Investment management fees                                                                       123,912
Transfer agent fees                                                                               12,608
Administrative service fees                                                                       12,391
Shareholder reporting expense                                                                     12,659
Professional fees                                                                                 18,200
Custody and accounting expense                                                                     4,189
Trustee fees                                                                                         546
Miscellaneous expense                                                                              1,230
                                                                                          --------------
     Total expenses                                                                              185,735
                                                                                          --------------
Net investment loss                                                                             (104,295)
                                                                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
     Investments                                                                                 854,200
     Foreign currencies                                                                           (7,899)
                                                                                          --------------
     Net realized gain on investments and foreign currencies                                     846,301
                                                                                          --------------
Net change in unrealized appreciation or depreciation on:
     Investments                                                                              (1,139,395)
     Foreign currencies                                                                            2,037
                                                                                          --------------
Net change in unrealized appreciation or depreciation on investments and
foreign currencies                                                                            (1,137,358)
                                                                                          --------------
Net realized and unrealized loss on investments and foreign currencies                          (291,057)
                                                                                          --------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $     (395,352)
                                                                                          ==============

*Foreign taxes                                                                            $        1,182

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                                            SIX MONTHS          YEAR
                                                                                               ENDED            ENDED
                                                                                             JUNE 30,        DECEMBER 31,
                                                                                               2004             2003
                                                                                          --------------   ---------------
FROM OPERATIONS:
Net investment loss                                                                       $     (104,295)  $      (120,567)
Net realized gain on investments and foreign currencies                                          846,301         1,409,063
Net change in unrealized appreciation or depreciation on investments and
   foreign currencies                                                                         (1,137,358)        4,436,012
                                                                                          --------------   ---------------
   Net increase (decrease) in net assets resulting from operations                              (395,352)        5,724,508
                                                                                          --------------   ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                           (249,957)               --
                                                                                          --------------   ---------------
Total distributions                                                                             (249,957)               --
                                                                                          --------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                               4,789,284         4,418,070
Dividends reinvested                                                                             249,957                --
                                                                                          --------------   ---------------
                                                                                               5,039,241         4,418,070
Cost of shares redeemed                                                                       (3,954,149)       (6,643,754)
                                                                                          --------------   ---------------
Net increase (decrease) in net assets resulting from capital share transactions                1,085,092        (2,225,684)
                                                                                          --------------   ---------------
Net increase in net assets                                                                       439,783         3,498,824
                                                                                          --------------   ---------------
NET ASSETS:

Beginning of period                                                                           24,735,373        21,236,549
                                                                                          --------------   ---------------
End of period                                                                             $   25,175,156   $    24,735,373
                                                                                          ==============   ===============
Undistributed net investment income (accumulated net investment loss) at
   end of period                                                                          $     (104,328)  $       249,924
                                                                                          ==============   ===============

                 See Accompanying Notes to Financial Statements

ING VP NATURAL RESOURCES TRUST (UNAUDITED)                  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        ----------------------------------------------------------
                                                        2004           2003         2002         2001        2000(1)       1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    15.82        12.12        12.40        14.75        12.51        11.03
 Income (loss) from investment operations:
 Net investment income (loss)                        $    (0.07)       (0.08)       (0.05)        0.03        (0.07)        0.06
 Net realized and unrealized gain (loss)
 on investments                                      $    (0.14)        3.78        (0.21)       (2.38)        2.36         1.50
 Total income (loss) from investment operations      $    (0.21)        3.70        (0.26)       (2.35)        2.29         1.56
 Less distributions from:
 Net investment income                               $     0.16           --         0.02           --         0.05         0.08
 Total distributions                                 $     0.16           --         0.02           --         0.05         0.08
 Net asset value, end of period                      $    15.45        15.82        12.12        12.40        14.75        12.51
 TOTAL RETURN(2)                                     %    (1.38)       30.53        (2.10)      (15.93)       18.37        14.09

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    $   25,175       24,735       21,237       23,741       32,291       31,737
 Ratio to average net assets:
 Expenses(3)                                         %     1.50         1.61         1.64         1.35         1.66         1.33
 Net investment income (loss)(3)                     %    (0.84)       (0.58)       (0.41)        0.17        (0.53)        0.34
 Portfolio turnover rate                             %       60          121           80           85           72           41

(1)  Effective July 26, 2000, ING Investments, LLC, became the Adviser to the
     Fund.

(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. ING VP Natural Resources Trust (the "Trust") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on November 15, 1988 and commenced operation in 1991.

NOTE 2  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements:

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Trust's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Trust's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Trust calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Trust's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Trust occurs after the time at which the foreign market for such security(ies) closes but before the time that the Trust's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Trust calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Trust calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Trust could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis except when collection is not expected. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Trust. Premium amortization and discount accretion are determined by the effective yield method.

C. FEDERAL INCOME TAXES. It is the policy of the Trust to comply with subchapter M of the Internal Revenue Code and related excise tax provisons applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

D. DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Trust. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

E. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

F. FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized on the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2004, the Trust did not have any open forward foreign currency contracts.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment management fee to ING Investments, LLC (the "Investment Manager"), an indirect wholly-owned subsidiary of ING Groep N.V., at an annual rate of 1.00% of the Trust's average daily net assets.

The Investment Manager has entered into an Expense Limitation Agreement with the Trust, under which it will limit expenses of the Trust to the extent of 2.50% of the value of the Trust's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Trust for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Trust's expense ratio does not exceed the percentage described above. No reimbursement was required for the six months ended June 30, 2004.

The Investment Manager has entered into a Sub-Advisory Agreement with ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., "ING IM"), an indirect wholly-owned subsidiary of ING Groep N.V.

ING Funds Services, LLC (the "Administrator"), an indirect wholly-owned subsidiary of ING Groep N.V., serves as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2004, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

  ACCRUED
INVESTMENT            ACCRUED
MANAGEMENT        ADMINISTRATIVE
   FEES                FEES              TOTAL
   ----                ----              -----
$   19,828          $    1,983         $  21,811

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2004, excluding short-term securities, were $15,655,930 and $14,816,207, respectively.

NOTE 6 -- OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2004, the Trust had a payable for professional fees of $28,845 included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities on the Statement of Assets and Liabilities.

NOTE 7 -- CONCENTRATION OF INVESTMENT RISKS

FOREIGN SECURITIES. The Trust may invest in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

NON-DIVERSIFIED. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Trust's assets in the securities of a small number of issuers may cause the Trust's share price to fluctuate more than that of a diversified investment company.

NOTE 8 -- LINE OF CREDIT

The Trust, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000.

The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Trust utilized the line of credit for five days during the six months ended June 30, 2004, with an approximate average daily balance of $620,000 and an approximate weighted average interest rate of 1.51%.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

                                SIX MONTHS ENDED                   YEAR ENDED
                                  JUNE 30, 2004                 DECEMBER 31, 2003
                          ----------------------------    ----------------------------
                             SHARES         DOLLARS          SHARES         DOLLARS
                          ------------    ------------    ------------    ------------
Shares sold                    303,978    $  4,789,284         352,152    $  4,418,070
Dividends  reinvested           15,701         249,957              --              --
Shares redeemed               (253,317)     (3,954,149)       (540,397)     (6,643,754)
                          ------------    ------------    ------------    ------------
Net increase (decrease)         66,362    $  1,085,092        (188,245)   $ (2,225,684)
                          ============    ============    ============    ============

NOTE 10 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends to shareholders from ordinary income were $249,957 for the six months ended June 30, 2004. There were no distributions to shareholders during the year ended December 31, 2003.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

UNDISTRIBUTED    UNREALIZED        CAPITAL
  ORDINARY      APPRECIATION/       LOSS         EXPIRATION
   INCOME      (DEPRECIATION)   CARRYFORWARDS       DATE
-------------  --------------   -------------    ----------
$     249,931    $ 4,593,487      $ (41,881)        2010

NOTE 11 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust                   as of June 30, 2004 (Unaudited)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 97.8%
                 COAL: 2.2%
  10,000         Peabody Energy Corp.                              $     559,900
                                                                   -------------
                                                                         559,900
                                                                   -------------
                 FOREST PRODUCTS AND PAPER: 4.1%
  35,000         MeadWestvaco Corp.                                    1,028,650
                                                                   -------------
                                                                       1,028,650
                                                                   -------------
                 IRON/STEEL: 3.0%
  25,000    @    International Steel Group, Inc.                         743,750
                                                                   -------------
                                                                         743,750
                                                                   -------------
                 MINING: 31.3%
  15,000         Alcan, Inc.                                             621,000
  20,000         Alcoa, Inc.                                             660,600
  20,000         Cameco Corp                                           1,164,274
 100,000  @,@@   First Quantum Minerals Ltd.                           1,055,379
  12,100   @@    Impala Platinum Holdings Ltd.                           917,397
  15,000  @,@@   Inco Ltd.                                               518,400
  30,000  @,@@   KGHM Polska Miedz SA                                    457,500
 546,666  @,@@   Minara Resources Ltd.                                   894,900
  93,000  @,@@   Mvelaphanda Resources Ltd.                              254,497
   5,000         Phelps Dodge Corp.                                      387,550
 500,000  @,@@   Sons of Gwalia Ltd.                                     961,311
                                                                   -------------
                                                                       7,892,808
                                                                   -------------
                 OIL AND GAS: 24.2%
  26,000         Burlington Resources, Inc.                              940,680
  74,900         Chesapeake Energy Corp.                               1,102,528
   9,000         Murphy Oil Corp.                                        663,300
  10,400  @,@@   Nabors Industries Ltd.                                  470,288
  16,500         Noble Energy, Inc.                                      841,500
  25,500         Pioneer Natural Resources Co.                           894,540
  26,200    @    Pride Intl., Inc.                                       448,282
  25,000    @    Transocean, Inc.                                        723,500
                                                                   -------------
                                                                       6,084,618
                                                                   -------------
                 OIL AND GAS SERVICES: 29.0%
  24,000         Baker Hughes, Inc.                                      903,600
  23,000    @    BJ Services Co.                                       1,054,320
  24,000    @    Cooper Cameron Corp.                                  1,168,800
 100,000    @    Global Industries Ltd.                                  572,000
 100,000    @    Input/Output, Inc.                                      829,000
  16,000         Schlumberger Ltd.                                     1,016,160
  19,000    @    Smith Intl., Inc.                                     1,059,440
  16,000    @    Weatherford Intl. Ltd.                                  719,680
                                                                   -------------
                                                                       7,323,000
                                                                   -------------
                 PACKAGING AND CONTAINERS: 4.0%
  50,000    @    Smurfit-Stone Container Corp.                           997,500
                                                                   -------------
                                                                         997,500
                                                                   -------------
                 Total Common Stock
                   (Cost $21,176,134)                                 24,630,226
                                                                   -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $21,176,134)*                            97.8%  $  24,630,226
                 OTHER ASSETS AND
                   LIABILITIES-NET                           2.2         544,930
                                                           -----   -------------
                 NET ASSETS                                100.0%  $  25,175,156
                                                           =====   =============

@    Non-income producing security
@@   Foreign issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized Appreciation consists of:

                 Gross Unrealized Appreciation                     $   3,941,815
                 Gross Unrealized Depreciation                          (487,723)
                                                                   -------------
                 Net Unrealized Appreciation                       $   3,454,092
                                                                   =============

                                                                   PERCENTAGE OF
REGION                                                               NET ASSETS
--------------------------------------------------------------------------------
Australia                                                               7.4%
Barbados                                                                1.9
Canada                                                                 13.3
Poland                                                                  1.8
South Africa                                                            4.7
United States                                                          68.7
Other Assets and Liabilities, Net                                       2.2
                                                                      -----
NET ASSETS                                                            100.0%
                                                                      =====

                 See Accompanying Notes to Financial Statements

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                 TERM OF                                    NUMBER OF
                                               OFFICE AND           PRINCIPAL             PORTFOLIOS IN          OTHER
                               POSITION(S)      LENGTH OF          OCCUPATION(S)           FUND COMPLEX      DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH         TIME              DURING THE               OVERSEEN           HELD BY
           AND AGE                TRUST         SERVED(1)         PAST FIVE YEARS           BY TRUSTEE          TRUSTEE
           -------                -----         ---------         ---------------           ----------          -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)               Trustee     July 2000 -       Mr. Doherty is President        118       University of
7337 E. Doubletree Ranch Rd.                 Present           and Partner, Doherty,                     Massachusetts
Scottsdale, AZ 85258                                           Wallace, Pillsbury and                    Foundation Board
Born: 1934                                                     Murphy, P.C., Attorneys                   (April 2004 - Present).
                                                               (1996 - Present).

J. Michael Earley(3)             Trustee     February 2002 -   President and Chief             118       None
7337 E. Doubletree Ranch Rd.                 Present           Executive Officer,
Scottsdale, AZ 85258                                           Bankers Trust Company,
Born: 1945                                                     N.A. (1992 - Present).

R. Barbara Gitenstein(2)         Trustee     February 2002 -   President, College of           118       New Jersey Resources
7337 E. Doubletree Ranch Rd.                 Present           New Jersey (1999 -                        (September 2003 -
Scottsdale, AZ 85258                                           Present).                                 Present).
Born: 1948

Walter H. May(2)                 Trustee     July 2000 -       Retired. Formerly,              118       Trustee, BestPrep
7337 E. Doubletree Ranch Rd.                 Present           Managing Director and                     Charity
Scottsdale, AZ 85258                                           Director of Marketing,                    (1991 - Present) -
Born: 1936                                                     Piper Jaffray, Inc.                       Charitable organization.

Jock Patton(2)                   Trustee     July 2000 -       Private Investor                118       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 Present           (June 1997 - Present).                    (January 1999 -
Scottsdale, AZ 85258                                           Formerly Director and                     Present); JDA Software
Born: 1945                                                     Chief Executive Officer,                  Group, Inc.
                                                               Rainbow Multimedia                        (January 1999 -
                                                               Group, Inc. (January                      Present); Swift
                                                               1999 - December 2001).                    Transportation Co.
                                                                                                         (March 2004 - Present).

David W.C. Putnam(3)             Trustee     July 2000 -       President and Director,         118       Anchor International
7337 E. Doubletree Ranch Rd.                 Present           F.L. Putnam Securities                    Bond (December 2000 -
Scottsdale, AZ 85258                                           Company, Inc. and its                     Present); Progressive
Born: 1939                                                     affiliates; President,                    Capital Accumulation
                                                               Secretary and Trustee,                    Trust (August 1998 -
                                                               The Principled Equity                     Present); Principled
                                                               Market Fund.                              Equity Market Fund
                                                                                                         (November 1996 -
                                                                                                         Present), Mercy Endowment
                                                                                                         Foundation (1995 -
                                                                                                         Present); Director, F.L.
                                                                                                         Putnam Investment
                                                                                                         Management Company
                                                                                                         (December 2001 -
                                                                                                         Present); Asian American
                                                                                                         Bank and Trust Company
                                                                                                         (June 1992 - Present);
                                                                                                         and Notre Dame Health
                                                                                                         Care Center (1991 -
                                                                                                         Present) F.L. Putnam
                                                                                                         Securities Company, Inc.
                                                                                                         (June 1978 - Present);
                                                                                                         and an Honorary Trustee,
                                                                                                         Mercy Hospital (1973 -
                                                                                                         Present).

                                                 TERM OF                                    NUMBER OF
                                               OFFICE AND           PRINCIPAL             PORTFOLIOS IN          OTHER
                               POSITION(S)      LENGTH OF          OCCUPATION(S)           FUND COMPLEX      DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH         TIME              DURING THE               OVERSEEN           HELD BY
           AND AGE                TRUST         SERVED(1)         PAST FIVE YEARS           BY TRUSTEE          TRUSTEE
           -------                -----         ---------         ---------------           ----------          -------
Blaine E. Rieke(3)               Trustee     February 2001 -   General Partner,                118       Trustee, Morgan Chase
7337 E. Doubletree Ranch Rd.                 Present           Huntington Partners                       Trust Co. (January
Scottsdale, AZ 85258                                           (January 1997 -                           1998 - Present);
Born: 1933                                                     Present). Chairman of                     Director, Members Trust
                                                               the Board and Trustee                     Co. (November 2003 -
                                                               of each of the funds                      Present).
                                                               managed by ING
                                                               Investment
                                                               Management Co. LLC
                                                               (November 1998 -
                                                               February 2001).

Roger B. Vincent(3)              Trustee     February 2002 -   President, Springwell           118       Director, AmeriGas
7337 E. Doubletree Ranch Rd.                 Present           Corporation (1989 -                       Propane, Inc. (1998 -
Scottsdale, AZ 85258                                           Present). Formerly,                       Present).
Born: 1945                                                     Director Tatham
                                                               Offshore, Inc. (1996 -
                                                               2000).

Richard A. Wedemeyer(2)          Trustee     February 2001 -   Retired. Formerly Vice          118       Director, Touchstone
7337 E. Doubletree Ranch Rd.                 Present           President - Finance and                   Consulting Group
Scottsdale, AZ 85258                                           Administration,                           (1997 - Present);
Born: 1936                                                     Channel Corporation                       Trustee, Jim Henson
                                                               (June 1996 - April                        Legacy (1994 - Present).
                                                               2002); and Trustee of
                                                               each of the funds
                                                               managed by ING
                                                               Management Co. LLC
                                                               (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED
  PERSONS"

Thomas J. McInerney(4)           Trustee     February 2001 -   Chief Executive Officer,        171       Director, Equitable Life
7337 E. Doubletree Ranch Rd.                 Present           ING U.S. Financial                        Insurance Co., Golden
Scottsdale, AZ 85258                                           Services                                  American Life Insurance
Born: 1956                                                     (September 2001 -                         Co., Life Insurance
                                                               Present); Member ING                      Company of Georgia,
                                                               Americas Executive                        Midwestern United Life
                                                               Committee (2001 -                         Insurance Co., ReliaStar
                                                               Present); ING Aeltus                      Life Insurance Co.,
                                                               Holding Company, Inc.                     Security Life of Denver,
                                                               (2000 - Present), ING                     Security Connecticut
                                                               Retail Holding                            Life Insurance Co.,
                                                               Company (1998 -                           Southland Life
                                                               Present), and ING                         Insurance Co., USG
                                                               Retirement Holdings,                      Annuity and Life
                                                               Inc. (1997 - Present).                    Company, and United
                                                               Formerly, President,                      Life and Annuity
                                                               ING Life Insurance                        Insurance Co. Inc
                                                               Annuity Company                           (March 2001 - Present);
                                                               (September 1997 -                         Member of the Board,
                                                               November 2002);                           Bushnell Performing
                                                               President, Chief                          Arts Center; St. Francis
                                                               Executive Officer and                     Hospital; National
                                                               Director of Northern                      Conference of
                                                               Life Insurance Company                    Community Justice; and
                                                               (March 2001 - October                     Metro Atlanta Chamber
                                                               2002); General Manager                    of Commerce.
                                                               and Chief Executive
                                                               Officer, ING Worksite
                                                               Division (December 2000
                                                               - October 2001),
                                                               President ING-SCI, Inc.
                                                               (August 1997 - December
                                                               2000); President, Aetna
                                                               Financial Services
                                                               (August 1997 - December
                                                               2000).

                                                 TERM OF                                    NUMBER OF
                                               OFFICE AND           PRINCIPAL             PORTFOLIOS IN          OTHER
                               POSITION(S)      LENGTH OF          OCCUPATION(S)           FUND COMPLEX      DIRECTORSHIPS
        NAME, ADDRESS           HELD WITH         TIME              DURING THE               OVERSEEN           HELD BY
           AND AGE                TRUST         SERVED(1)         PAST FIVE YEARS           BY TRUSTEE          TRUSTEE
           -------                -----         ---------         ---------------           ----------          -------
John G. Turner(5)                Trustee     July 2000 -       Chairman, Hillcrest             118       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                 Present           Capital Partners                          Corporation
Scottsdale, AZ 85258                                           (May 2002 - Present);                     (March 2000 - Present);
Born: 1939                                                     Formerly, Vice                            Shopko Stores, Inc.
                                                               Chairman of ING                           (August 1999 - Present);
                                                               Americas (2000 - 2002);                   and M.A. Mortenson
                                                               Chairman and Chief                        Company (March 2002 -
                                                               Executive Officer of                      Present); Conseco, Inc.
                                                               ReliaStar Financial                       (September 2003 -
                                                               Corp. and ReliaStar Life                  Present).
                                                               Insurance Company
                                                               (1993 - 2000); Chairman
                                                               of ReliaStar United
                                                               Services Life Insurance
                                                               Company (1995 - 1998);
                                                               Chairman of ReliaStar
                                                               Life Insurance Company
                                                               of New York (1995 -
                                                               1998); Chairman of
                                                               Northern Life Insurance
                                                               Company (1992 - 2001);
                                                               Chairman and Trustee
                                                               of the Northstar
                                                               affiliated investment
                                                               companies (1993 -
                                                               2001) and Director,
                                                               Northstar Investment
                                                               Management
                                                               Corporation and its
                                                               affiliates (1993 - 1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3) Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                          PRINCIPAL
                                                             TERM OF OFFICE             OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S)            AND LENGTH OF               DURING THE
          AND AGE                 HELD WITH THE TRUST        TIME SERVED(1)            PAST FIVE YEARS
          -------                 -------------------        --------------            ---------------
OFFICERS:

James M. Hennessy                President and Chief      February 2001 -       President and Chief Executive
7337 E. Doubletree Ranch Rd.     Executive Officer        Present               Officer, ING Investments, LLC
Scottsdale, AZ 85258                                                            (December 2001 - Present).
Born: 1949                       Chief Operating          July 2000 - Present   Formerly, Senior Executive Vice
                                 Officer                                        President and Chief Operating
                                                                                Officer, ING Investments, LLC
                                                                                (April 1995 - December 2000); and
                                                                                Executive Vice President, ING
                                                                                Investments, LLC (May 1998 -
                                                                                June 2000).

Stanley D. Vyner                 Executive Vice           February 2002 -       Executive Vice President, ING
7337 E. Doubletree Ranch Rd.     President                Present               Investments, LLC and certain of its
Scottsdale, Arizona 85258                                                       affiliates (July 2000 - Present) and
Born: 1950                                                                      Chief Investment Risk Officer (June
                                                                                2003 - Present); Formerly, Chief
                                                                                Investment Officer for the
                                                                                International Portfolios, ING
                                                                                Investments, LLC (July 1996 - June
                                                                                2003); and President and Chief
                                                                                Executive Officer, ING Investments,
                                                                                LLC (August 1996 - August 2000).

Michael J. Roland                Executive Vice           February 2002 -       Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.     President and            Present               Financial Officer and Treasurer,
Scottsdale, AZ 85258             Assistant Secretary                            ING Investments, LLC (December
Born: 1958                                                                      2001 - Present). Formerly, Senior
                                 Principal Financial      July 2000 - Present   Vice President, ING Investments,
                                 Officer                                        LLC (June 1998 - December 2001).

Robert S. Naka                   Senior Vice President    July 2000 - Present   Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     and Assistant                                  Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258             Secretary                                      (October 2001 - Present).
Born: 1963                                                                      Formerly, Senior Vice President
                                                                                and Assistant Secretary, ING Funds
                                                                                Services, LLC (February 1997 -
                                                                                August 1999).

Kimberly A. Anderson             Senior Vice President    November 2003 -       Senior Vice President, ING
7337 E. Doubletree Ranch Rd.                              Present               Investments, LLC (October 2003 -
Scottsdale, AZ 85258                                                            Present). Formerly, Vice President
Born: 1964                                                                      and Assistant Secretary, ING
                                                                                Investments, LLC (October 2001 -
                                                                                October 2003); Assistant Vice
                                                                                President, ING Funds Services, LLC
                                                                                (November 1999 - January 2001); and
                                                                                has held various other positions
                                                                                with ING Funds Services, LLC for
                                                                                more than the last five years.

Robyn L. Ichilov                 Vice President and       July 2000- Present    Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.     Treasurer                                      LLC (October 2001 - Present) and
Scottsdale, AZ 85258                                                            ING Investments, LLC (August
Born: 1967                                                                      1997 - Present).

Lauren D. Bensinger              Vice President           February 2003 -       Vice President and Chief
7337 E. Doubletree Ranch Rd.                              Present               Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                       Distributor, LLC (July 1995 -
Born: 1954                                                                      Present); Vice President (February
                                                                                1996 - Present) and Chief
                                                                                Compliance Officer (October 2001 -
                                                                                Present), ING Investments, LLC.

                                                                                          PRINCIPAL
                                                             TERM OF OFFICE             OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S)            AND LENGTH OF               DURING THE
          AND AGE                 HELD WITH THE TRUST        TIME SERVED(1)            PAST FIVE YEARS
          -------                 -------------------        --------------            ---------------
Todd Modic                       Vice President           August 2003 -         Vice President of Financial
7337 E. Doubletree Ranch Rd.                              Present               Reporting - Fund Accounting of
Scottsdale, AZ 85258                                                            ING Funds Services, LLC
Born: 1967                                                                      (September 2002 - Present).
                                                                                Formerly, Director of Financial
                                                                                Reporting, ING Investments, LLC
                                                                                (March 2001 - September 2002);
                                                                                Director of Financial Reporting,
                                                                                Axient Communications, Inc. (May
                                                                                2000 - January 2001); and Director
                                                                                of Finance, Rural/Metro Corporation
                                                                                (March 1995 - May 2000).

Huey P. Falgout, Jr.             Secretary                August 2003 -         Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                              Present               Services (September 2003 -
Scottsdale, Arizona 85258                                                       Present). Formerly, Counsel, ING
Born: 1963                                                                      U.S. Financial Services (November
                                                                                2002 - September 2003); and
                                                                                Associate General Counsel of AIG
                                                                                American General (January 1999 -
                                                                                November 2002).

Susan P. Kinens                  Assistant Vice           February 2003 -       Assistant Vice President and
7337 E. Doubletree Ranch Rd.     President and            Present               Assistant Secretary, ING Funds
Scottsdale, AZ 85258             Assistant Secretary                            Services, LLC (December 2002 -
Born: 1976                                                                      Present); and has held various
                                                                                other positions with ING Funds
                                                                                Services, LLC for more than the
                                                                                last five years.

Maria M. Anderson                Assistant Vice           August 2001 -         Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.     President                Present               Funds Services, LLC (October 2001 -
Scottsdale, AZ 85258                                                            Present). Formerly, Manager of
Born: 1958                                                                      Fund Accounting and Fund
                                                                                Compliance, ING Investments, LLC
                                                                                (September 1999 - November 2001);
                                                                                and Section Manager of Fund
                                                                                Accounting, Stein Roe Mutual Funds
                                                                                (July 1998 - August 1999).

Theresa Kelety                   Assistant Secretary      August 2003 -         Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                              Present               (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                       Senior Associate with Shearman &
Born: 1963                                                                      Sterling (February 2000 - April
                                                                                2003); and Associate with
                                                                                Sutherland Asbill & Brennan (1996 -
                                                                                February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE TRUSTS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE TRUST'S WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE AT www.sec.gov.

[ING FUNDS LOGO]

                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  BOSTON MA
                                                              PERMIT NO. 57842


                                                         VPSAR-NRT (0604-081804)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 11(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee ("Committee") for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

  (3)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP NATURAL RESOURCES TRUST


By  /s/ James M. Hennessy
   -----------------------------------------
     James M. Hennessy
     President and Chief Executive Officer

Date: August 30, 2004
     ---------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   -----------------------------------------
     James M. Hennessy
     President and Chief Executive Officer

Date: August 30, 2004
     ---------------------------------------


By  /s/ Michael J. Roland
   -----------------------------------------
     Michael J. Roland
     Executive Vice President and Chief Financial Officer

Date: August 30, 2004
     ---------------------------------------